Expense Example {- FundsManager 70% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-11 - FundsManager 70% Portfolio - VIP FundsManager 70% Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 82
3 years	264
5 years	465
10 years	$ 1,043